Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
					YEAR END VALUE OF $100 INVESTMENT ON OCTOBER 7, 2021 BASED ON:
YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)(B)	COMPENSATION ACTUALLY PAID TO PEO(2)(c)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(3)(d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4)(e)	TOTAL SHAREHOLDER RETURN(5)(f)	PEER GROUP TOTAL SHAREHOLDER RETURN(6)(g)	NET INCOME(7)(h)	ORGANIC REVENUE(8)(i)
2023	$1,156,451	$(10,937,037)	$1,268,847	$(845,223)	$47	$35	$77,295,000	$362,562,000
2022	$948,170	$(234,633)	$1,213,998	$984,259	$96	$65	$72,714,000	$362,422,000
2021	$17,329,896	$25,437,231	$6,215,505	$6,776,038	$103	$97	$26,905,333	$89,036,000
(1)
The dollar amounts reported in column (b) are the amounts reported for Scott Turicchi (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. Refer to the “Executive Compensation – Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Turicchi, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Turicchi. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Turicchi) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Vithya Aubee, James Malone, John Nebergall, Jeffrey Sullivan; (ii) for 2022, James Malone, John Nebergall, Jeffrey Sullivan; and (iii) for 2021, John Nebergall and Jeffrey Sullivan.

(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Scott Turicchi), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(5)	The beginning of the measurement period for 2021 is October 7, 2021.
(6)
The peer group used for this purpose is the same Peer Group set forth above under our Compensation Discussion and Analysis. In 2023, 2 companies were removed from the Peer Group set which otherwise remained the same.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. The 2021 data represents only Q4 2021.
(8)	Organic Revenue is determined on a GAAP basis, exclusive of revenue contribution from acquisitions made within the fiscal year. The 2021 data represents only Q4 2021.
COMPENSATION ACTUALLY PAID TO PEO	2023	2022	2021
Summary Compensation Table Total	$1,156,451	$948,170	$17,329,896
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$0	$0	$16,769,349
Less, Change in Pension Value reported in Summary Compensation Table	$0	$0	$0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$0	$0	$24,876,684
Plus, fair value as of vesting date of equity awards granted and vested in the year	$0	$0	$0
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(11,163,321)	($1,146,770)	$0
Plus (less), change in fair value from prior year to the vesting of equity awards granted in prior years that vested in the year	$(930,167)	($36,033)	$0
Less, prior year-end fair value for any equity awards forfeited in the year	$0	$0	$0
Plus, pension service cost for services rendered during the year	$0	$0	$0
Compensation Actually Paid to Scott Turicchi	($10,937,037)	$(234,633)	$25,437,231
AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs	2023	2022	2021
Average Summary Compensation Table Total	$1,268,847	$1,213,998	$6,215,505
Less, average value of Stock Awards reported in Summary Compensation Table	$747,203	$763,547	$6,015,177
Less, average Change in Pension Value reported in Summary Compensation Table	$0	$0	$0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$774,932	$686,717	$6,575,710
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$0	$0	$0
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($1,996,677)	($142,837)	$0
Plus (less), average change in fair value from prior year to the vesting date of equity awards granted in prior years that vested in the year	($145,121)	($10,072)	$0
Less, prior year-end fair value for any equity awards forfeited in the year	$0	$0	$0
Plus, average pension service cost for services rendered during the year	$0	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs	$(845,223)	$984,259	$6,776,038

Company Selected Measure Name	Organic Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts reported for Scott Turicchi (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. Refer to the “Executive Compensation – Summary Compensation Table”.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Turicchi) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Vithya Aubee, James Malone, John Nebergall, Jeffrey Sullivan; (ii) for 2022, James Malone, John Nebergall, Jeffrey Sullivan; and (iii) for 2021, John Nebergall and Jeffrey Sullivan.

Peer Group Issuers, Footnote
(6)
The peer group used for this purpose is the same Peer Group set forth above under our Compensation Discussion and Analysis. In 2023, 2 companies were removed from the Peer Group set which otherwise remained the same.

PEO Total Compensation Amount	$ 1,156,451	$ 948,170	$ 17,329,896
PEO Actually Paid Compensation Amount	$ (10,937,037)	(234,633)	25,437,231
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Turicchi, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Turicchi. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

COMPENSATION ACTUALLY PAID TO PEO	2023	2022	2021
Summary Compensation Table Total	$1,156,451	$948,170	$17,329,896
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$0	$0	$16,769,349
Less, Change in Pension Value reported in Summary Compensation Table	$0	$0	$0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$0	$0	$24,876,684
Plus, fair value as of vesting date of equity awards granted and vested in the year	$0	$0	$0
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(11,163,321)	($1,146,770)	$0
Plus (less), change in fair value from prior year to the vesting of equity awards granted in prior years that vested in the year	$(930,167)	($36,033)	$0
Less, prior year-end fair value for any equity awards forfeited in the year	$0	$0	$0
Plus, pension service cost for services rendered during the year	$0	$0	$0
Compensation Actually Paid to Scott Turicchi	($10,937,037)	$(234,633)	$25,437,231

Non-PEO NEO Average Total Compensation Amount	$ 1,268,847	1,213,998	6,215,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ (845,223)	984,259	6,776,038
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Scott Turicchi), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs	2023	2022	2021
Average Summary Compensation Table Total	$1,268,847	$1,213,998	$6,215,505
Less, average value of Stock Awards reported in Summary Compensation Table	$747,203	$763,547	$6,015,177
Less, average Change in Pension Value reported in Summary Compensation Table	$0	$0	$0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$774,932	$686,717	$6,575,710
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$0	$0	$0
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($1,996,677)	($142,837)	$0
Plus (less), average change in fair value from prior year to the vesting date of equity awards granted in prior years that vested in the year	($145,121)	($10,072)	$0
Less, prior year-end fair value for any equity awards forfeited in the year	$0	$0	$0
Plus, average pension service cost for services rendered during the year	$0	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs	$(845,223)	$984,259	$6,776,038

Compensation Actually Paid vs. Total Shareholder Return
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation – Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation – Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation – Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation – Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Tabular List, Table
Financial Performance Measures
As described in greater detail under “Compensation – Discussion and Analysis” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
1.	Net Income
2.	Organic Revenue
3.	Share Price of Company’s Common Stock

Total Shareholder Return Amount	$ 47	96	103
Peer Group Total Shareholder Return Amount	35	65	97
Net Income (Loss)	$ 77,295,000	$ 72,714,000	$ 26,905,333
Company Selected Measure Amount	362,562,000	362,422,000	89,036,000
PEO Name	Scott Turicchi	Scott Turicchi	Scott Turicchi
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Share Price of Company’s Common Stock
PEO | Value of "Stock Awards" and "Option Awards" Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (16,769,349)
PEO | Change in Pension Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	24,876,684
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,163,321)	(1,146,770)	0
PEO | Change in Fair Value from Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(930,167)	(36,033)	0
PEO | Prior Year-End Fair Value for Any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Pension Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	774,932	686,717	6,575,710
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,996,677)	(142,837)	0
Non-PEO NEO | Change in Fair Value from Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,121)	(10,072)	0
Non-PEO NEO | Prior Year-End Fair Value for Any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (747,203)	$ (763,547)	$ (6,015,177)